Other Assets - Narrative (Details) - Supplemental Employee Retirement Plan - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule of Investments [Line Items]
Plan assets, noncurrent	CAD 130	CAD 115
ITC | Available-for-sale securities
Schedule of Investments [Line Items]
Plan assets, noncurrent	CAD 66	CAD 56